Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Mar. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Total Assets	$ 0	$ 0
Current liabilities:
Total liabilities	0	0
Commitments and contingencies
Shareholders' Equity:
Ordinary shares	10	10
Due from stockholder	(10)	(10)
Total Shareholders' equity	0	0
Members' equity (deficit)
Common stock			0	0
Total liabilities, redeemable preferred units, and members' equity (deficit)	0	$ 0
Hoya Intermediate, LLC
Current assets:
Cash and cash equivalents	488,467		285,337	81,289
Accounts receivable – net	54,034		35,250	25,000
Inventory – net	17,122		7,462	11,556
Prepaid expenses and other current assets	96,760		80,066	12,072
Total current assets	656,383		408,115	129,917
Property and equipment – net	664		0	4,016
Personal seat licenses – net				7,194
Intangible assets – net	72,102		67,024	293,348
Goodwill	683,327		683,327	1,060,428
Other non-current assets	579		664	2,146
Total Assets	1,413,055		1,159,130	1,497,049
Current liabilities:
Accounts payable	206,250		62,769	91,443
Accrued expenses and other current liabilities	340,127		256,134	60,008
Deferred revenue	20,523		5,956	5,932
Current maturities of long-term debt – net	6,412		6,412	5,856
Total current liabilities	573,312		331,271	163,239
Long-term debt – net	897,855		870,903	606,589
Other liabilities	602		510	1,852
Total long-term liabilities	898,457		871,413	608,441
Commitments and contingencies
Shareholders' Equity:
Total Shareholders' equity	(303,142)		(271,781)	518,276
Redeemable Preferred Units
Redeemable Preferred Units	9,939		9,939	9,939
Members' equity (deficit)
Common stock	0		0
Additional paid-in capital	742,986		755,716	772,683
Accumulated deficit	(1,046,128)		(1,026,675)	(252,490)
Accumulated other comprehensive loss	0		(822)	(1,917)
Total members' equity (deficit)	(303,142)		(271,781)	518,276
Total liabilities, redeemable preferred units, and members' equity (deficit)	1,413,055		1,159,130	1,497,049
Redeemable Senior Preferred Units
Redeemable Preferred Units
Redeemable Preferred Units	$ 234,489		218,288
Redeemable Senior Preferred Units | Hoya Intermediate, LLC
Redeemable Preferred Units
Redeemable Preferred Units			$ 218,288	$ 197,154